Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Valuation Method of the Company’s Financial Instruments	The following provides the valuation method of the Company’s financial instruments as at March 31, 2024 and 2023:
			As at March 31,
	Level	2024	2023
Cash	1	$1,704,908	$3,664,578
Reclamation deposits	1	$11,000	$11,000
Marketable securities	1	$187,425	$737,371
Accounts payable and accrued liabilities	1	$236,583	$2,434,405
Due to related parties	1	$254,869	$384,876